Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income from continuing operations	$ 4,920	$ 5,436	$ 4,356
Net (loss) income from discontinued operations	0	(10)	3,610
Net income	4,920	5,426	7,966
Foreign currency translation adjustments
Foreign currency translation adjustments arising during period	620	(1,089)	(1,502)
Reclassification adjustments for from sale of an investment in a foreign entity recognized in net income	10	0	(42)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	610	(1,089)	(1,460)
Change in pension and post-retirement benefit plans
Net actuarial loss arising during period	241	(785)	(284)
Prior service cost arising during period	(2)	13	37
Other	(116)	542	326
Amounts reclassified, pretax - Pension	529	535	867
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Portion Attributable to Parent	(656)	(279)	(872)
Tax (expense) benefit	(263)	(189)	(298)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	(393)	(90)	(574)
Unrealized gain (loss) on available-for-sale securities
Unrealized holding gain arising during period	5	190	28
Reclassification adjustments for gain included in Other income, net	566	94	54
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Portion Attributable to Parent	(561)	96	(26)
Tax (expense) benefit	(213)	36	(11)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	(348)	60	(15)
Change in unrealized cash flow hedging
Unrealized cash flow hedging gain (loss) arising during period	347	75	(415)
Loss reclassified into Product sales	39	(171)	(234)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax, Portion Attributable to Parent	308	246	(181)
Tax (expense) benefit	74	69	(51)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	234	177	(130)
Other comprehensive loss, net of tax	889	(762)	(1,031)
Comprehensive income	5,809	4,664	6,935
Less: Comprehensive income attributable to noncontrolling interest	448	324	285
Comprehensive income atrributable to common shareowners	$ 5,361	$ 4,340	$ 6,650